Right of Use Assets and Lease Liabilities - Summary of Gains and Losses on Lessee's Leases (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about lease costs [Line items]
Depreciation of right of use assets	¥ 84,191	¥ 91,214
Interest expense on lease liabilities	5,429	4,074
Short-term leases	97,025	90,568
Total	186,645	185,856
Land [Member]
Disclosure of quantitative information about lease costs [Line items]
Depreciation of right of use assets	5,217	8,660
Buildings [Member]
Disclosure of quantitative information about lease costs [Line items]
Depreciation of right of use assets	42,408	56,262
Other [Member]
Disclosure of quantitative information about lease costs [Line items]
Depreciation of right of use assets	¥ 36,566	¥ 26,293